MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2010-2

Collection Period						10/01/10-10/31/10
Determination Date						11/9/2010
Distribution Date						11/15/2010

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$594,182,594.57
2	.	Collections allocable to Principal				$17,946,168.60
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$326,686.08
5	.	Pool Balance on the close of the last day of the related Collection Period				$575,909,739.89
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$650,000,000.99

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$82,269,855.65		$64,271,093.79
		b.	Class A-2 Note Balance	$120,000,000.00		$120,000,000.00
		c.	Class A-3 Note Balance	$249,000,000.00		$249,000,000.00
		d.	Class A-4 Note Balance	$82,000,000.00		$82,000,000.00
		e.	Class B Note Balance	$43,875,000.00		$43,875,000.00
		f.	Class C Note Balance	$8,125,000.00		$8,125,000.00
		g.	Note Balance (sum a - f)	$585,269,855.65		$567,271,093.79

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.5596589		0.4372183
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.9004152		0.8727248

9	.	Overcollateralization Target Amount				$8,638,646.10
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$8,638,646.10

11	.	Weighted Average Coupon			%	9.48%
12	.	Weighted Average Original Term			months	64.95
13	.	Weighted Average Remaining Term			months	56.15

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$4,828,146.58
		b.	Liquidation Proceeds allocable to Finance Charge			$33.73
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$4,828,180.31

15	.	Principal:
		a.	Collections allocable to Principal			$17,946,168.60
		b.	Liquidation Proceeds allocable to Principal			$10,362.00
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$17,956,530.60

16	.	Total Finance Charge and Principal Collections (14d + 15d)				$22,784,710.91
17	.	Interest Income from Collection Account				$2,230.24
18	.	Simple Interest Advances				$0.00
19	.	Available Collections (Ln16 + 17+ 18)				$22,786,941.15

Available Funds

20	.	Available Collections		$22,786,941.15
21	.	Reserve Account Draw Amount		$0.00
22	.	Available Funds		$22,786,941.15

Application of Available Funds

23	.	Servicing Fee
		a.	Monthly Servicing Fee	$495,152.16
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$495,152.16
		d.	Shortfall Amount (a + b - c)	$0.00

24	.	Unreimbursed Servicer Advances		$0.00

25	.	Backup Servicing Fees and Unpaid Transition Expenses
		a.	Monthly Servicing Fee	$3,713.64
		b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
		c.	Other Unpaid Backup Servicing Fees	$0.00
		d.	Amount Paid	$3,713.64
		e.	Shortfall Amount (a + b + c - d)	$0.00

26	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$44,431.62
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$44,431.62

		e.	Class A-2 Monthly Interest	$92,000.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$92,000.00

		i.	Class A-3 Monthly Interest	$292,575.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$292,575.00

		m.	Class A-4 Monthly Interest	$139,400.00
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$139,400.00

27	.	Priority Principal Distributable Amount		$0.00

28	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$144,787.50
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$144,787.50

29	.	Secondary Principal Distributable Amount		$1,235,115.76

30	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$35,072.92
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$35,072.92

31	.	Tertiary Principal Distributable Amount		$8,125,000.00

32	.	Required Payment Amount (Ln 23 + Ln 25 +(sum of Ln 26 through Ln 31))		$10,607,248.60

33	.	Reserve Account Deficiency		$0.00

34	.	Regular Principal Distributable Amount	$8,638,646.10

35	.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

36	.	Additional Servicing Fees, if any	$0.00

37	.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

38	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$4,828,180.31
		b.	Total Daily Deposits of Principal Collections	$17,956,530.60
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$2,230.24
		e.	Total Deposits to Collection Account (sum a - d)	$22,786,941.15

39	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$495,152.16
		b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,713.64
		c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$18,747,028.90
		d.	Deposit to Reserve Account	$0.00
		e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,541,046.45
		f.	Total Withdrawals from Collection Account (sum a - e)	$22,786,941.15

Note Payment Account Activity

40	.	Deposits
		a.	Class A-1 Interest Distribution	$44,431.62
		b.	Class A-2 Interest Distribution	$92,000.00
		c.	Class A-3 Interest Distribution	$292,575.00
		d.	Class A-4 Interest Distribution	$139,400.00
		e.	Class B Interest Distribution	$144,787.50
		f.	Class C Interest Distribution	$35,072.92

		g.	Class A-1 Principal Distribution	$17,998,761.86
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$18,747,028.90

41	.	Withdrawals
		a.	Class A-1 Distribution	$18,043,193.48
		b.	Class A-2 Distribution	$92,000.00
		c.	Class A-3 Distribution	$292,575.00
		d.	Class A-4 Distribution	$139,400.00
		e.	Class B Distribution	$144,787.50
		f.	Class C Distribution	$35,072.92
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$18,747,028.90

Certificate Payment Account Activity

42	.	Deposits
		a.	Excess Collections	$3,541,046.45
		b.	Reserve Account surplus (Ln 52)	$183.90
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$3,541,230.35

43	.	Withdrawals
		a.	Certificateholder Distribution	$3,541,230.35
		b.	Total Withdrawals from Certificate Payment Account	$3,541,230.35

Required Reserve Account Amount

44	.	Lesser of: (a or b)
		a.	$1,625,000.00	$1,625,000.00
		b.	Note Balance	$567,271,093.79

45	.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

46	.	Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
47	.	Investment Earnings	$183.90
48	.	Reserve Account Draw Amount	$0.00
49	.	Reserve Account Amount (Ln 46+ Ln 47 - Ln 48)	$1,625,183.90
50	.	Deposit from Available Funds (Ln 39d)	$0.00
51	.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
		a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount;	$0.00
		b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
52	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
		and to the extent no unfunded amounts described in Ln 51 exist		$183.90
53	.	Ending Balance (Ln49 + Ln50 - Ln51 - Ln52)		$1,625,000.00
54	.	Reserve Account Deficiency (Ln45 - Ln53)		$0.00

Instructions to the Trustee

55	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
56	.	Amount to be paid to Servicer from the Collection Account			$495,152.16
57	.	Amount to be paid to Backup Servicer from the Collection Account			$3,713.64
58	.	Amount to be deposited from the Collection Account into the Note Payment Account			$18,747,028.90
59	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$3,541,046.45
60	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
61	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$183.90
62	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$18,043,193.48
63	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$92,000.00
64	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$292,575.00
65	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$139,400.00
66	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$144,787.50
67	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$35,072.92
68	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$3,541,230.35

Net Loss and Delinquency Activity

69	.	Net Losses with respect to preceding Collection Period			$316,290.35
70	.	Cumulative Net Losses			$419,259.13
71	.	Cumulative Net Loss Percentage			0.0645%

72	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	474	$5,067,329.28
		b.	61 to 90 days past due	101	$1,100,796.22
		c.	91 or more days past due	56	$657,668.61
		d.	Total Past Due (sum a - c)	631	6,825,794.11

Servicer Covenant
73	.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,058,922,000.00
74	.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 09, 2010.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President